Related Party Transactions - Summary of Commissions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Ceding commission expense	$ 73.4	$ 39.0	$ 141.1	$ 51.1
Profit commission expense	1.6	13.6	10.6	25.7
Total commissions	$ 75.0	$ 52.6	$ 151.7	$ 76.8